Leases (Table)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of the carrying amounts of right-of-use assets recognized and the movements
Set out below are the carrying amounts of
right-of-use
assets recognized and the movements during the fiscal year ended December 31, 2025, 2024 and 2023:

		Right-of-use assets
In thousands of soles	Lands	Buildings and facilities	Medical equipment and other	Vehicles	Furniture and fixture	Total
Balance at January 1, 2023	18,058	48,429	76,858	897	75	144,317
Additions of right-of-use assets (a)	—	7,022	10,870	—	—	17,892
Transfers to property, furniture and equipment	—	—	(2,956)	—	—	(2,956)
Annual depreciation (c)	(91)	(11,246)	(14,982)	(255)	(3)	(26,577)
Write-off (b)	—	(459)	(458)	—	—	(917)
Exchange difference	—	1,686	5,856	85	—	7,627

Balance at December 31, 2023	17,967	45,432	75,188	727	72	139,386

Balance at January 1, 2024	17,967	45,432	75,188	727	72	139,386
Additions of right-of-use assets (a)	—	22,134	4,692	—	—	26,826
Transfers to property, furniture and equipment	—	—	(2,571)	—	—	(2,571)
Annual depreciation (c)	(91)	(12,633)	(14,679)	(230)	(3)	(27,636)
Write-off	—	—	(79)	—	—	(79)
Exchange difference	—	(1,257)	(3,565)	(42)	—	(4,864)

Balance at December 31, 2024	17,876	53,676	58,986	455	69	131,062

Balance at January 1, 2025	17,876	53,676	58,986	455	69	131,062
Additions of right-of-use assets (a)	—	2,621	9,692	2,424	—	14,737
Transfers to property, furniture and equipment	—	—	(5,455)	—	—	(5,455)
Annual depreciation (c)	(91)	(14,317)	(13,507)	(316)	(2)	(28,233)
Write-off (b)	—	(645)	(8)	—	—	(653)
Exchange difference	—	453	1,185	20	—	1,658

Balance at December 31, 2025	17,785	41,788	50,893	2,583	67	113,116

(a)
In 2025, the additions of the Group mainly correspond to new lease agreements for use of commercial offices, health centers and equipment for medical use. The Group recognized S/ 14,737 thousand (S/ 26,826 thousand in 2024 and S/ 17,892 thousand in 2023) of right-of-use
asset and lease liability.

(b)
In 2025, it corresponds mainly to the termination of the lease agreement of the administrative offices in Lima of S/ 645 thousand. In 2023, it corresponds mainly to the physical inventory of fixed assets of the Group with a cost of S/ 447 thousand and accumulated depreciation of S/ 355 thousand.

(c)	The depreciation recognized in the consolidated statement of profit or loss and other comprehensive income includes:

Summary of The depreciation recognized in the consolidated statement of profit or loss and other comprehensive income

In thousands of soles	Note	2025	2024	2023
Cost of sales and services	21	17,938	21,714	21,519
Selling expenses	21	955	22	13
Administrative expenses	21	9,340	5,900	5,045

		28,233	27,636	26,577

Summary of the carrying amounts of lease liabilities
Set out below are the carrying amounts of lease liabilities and the corresponding movements during the fiscal years ended December 31, 2025, 2024 and 2023:

In thousands of soles	2025	2024	2023
Balance at January 1	147,888	158,045	162,922
Additions	14,737	26,837	18,233
Interest expense	11,347	12,855	13,465
Payments	(43,851)	(45,593)	(42,530)
Lease contracts cancelled	(673)	—	(174)
Exchange difference	(5,929)	(4,256)	6,129

Balance at December 31	123,519	147,888	158,045

Current	29,282	32,459	31,867
Non-current	94,237	115,429	126,178